Revenue	12 Months Ended
Sep. 30, 2024
Revenue [abstract]
Revenue [Text Block]

18. Revenue

a) Revenue streams

KWESST generates revenue from the sale of products to its customers.

b) Disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by primary geographical market, major products and service lines, and timing of revenue recognition.

	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022

Major products / service lines
Digitization	$1,034,257	$819,604	$354,620
Less-Lethal	465,082	411,758	330,658
Training and services	1,028	-	34,590
Other	3,961	3,088	1,651
	$1,504,328	$1,234,450	$721,519

Primary geographical markets
United States	$155,103	$42,780	$389,210
Canada	1,349,225	743,200	332,309
Europe	-	448,470	-
	$1,504,328	$1,234,450	$721,519

Timing of revenue recognition
Products and services transferred over time	$1,035,285	$819,604	$389,210
Products transferred at a point in time	469,043	414,846	332,309
	$1,504,328	$1,234,450	$721,519

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized ("contracted not yet recognized") and includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods. At September 30, 2024, our contracted not yet recognized revenue was $261,815 (2023 - $496,199, 2022 - $625,177), of which 100% of this amount is expected to be recognized over the next 12 months.

For the year ended September 30, 2024, two customers accounted for 36% and 20% (2023 - two customers accounted for 23% and 18%, 2022 - one customer accounted for 41%) of revenue.